Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash from consolidated structured entities	[1]	¥ 8,532,868	¥ 11,992,759
Deposits for borrowings	[2]	8,429,044	0
Deposits held on behalf of platform investors	[3]	739,294	757,039
Others		1,333,948	1,382,236
Restricted cash		¥ 19,035,154	¥ 14,132,034

[1]	Cash from consolidated structured entities represents cash held by the Group’s consolidated structured entities either in core retail credit and enablement services or from investment products managed by third-party financial institutions where the Group is the sole investor.
[2]	Deposits for borrowings are pledged for secured borrowings (refer to Note 30(a)).
[3]	As of December 31, 2024 and 2025, deposits held on behalf of platform investors represents funds received from platform investors whose withdrawal is in process according to the settlement schedule.